Nature of operations and going concern	12 Months Ended
Mar. 31, 2024
Nature of operations and going concern
Nature of operations and going concern

1. Nature of operations and going concern

Psyence Biomedical Ltd. (the “Company” or “PBM”), is a life science biotechnology company traded on the Nasdaq exchange (NASDAQ: PBM) that is focused on the development of botanical (nature derived, or non-synthetic) psilocybin-based psychedelic medicines. The Company is working towards developing safe and effective, nature-derived psychedelic therapeutics to treat a broad range of mental health disorders. The Company is initially focused on mental health disorders in the context of Palliative Care. The Company is currently conducting research through clinical trials to evaluate the safety and effectiveness of natural psilocybin in treating adjustment disorder in patients with an incurable cancer diagnosis in a palliative care context (the “Clinical Trials”).

The Company’s registered office is at 121 Richmond Street West, PH Suite 1300, Toronto, Ontario M5H 2K1.

The Company listed on the NASDAQ exchange on January 25, 2024. (“Carve-out Financial Statements”).

On February 15, 2023, Psyence Australia (Pty) Ltd was incorporated and registered in Victoria, Australia. It is a wholly owned subsidiary of the Company. It was incorporated as a wholly owned subsidiary of Psyence Group Inc. and was transferred to the Company concurrently upon completion of the RTO Transaction as described below.

Business Combination Agreement and NASDAQ listing

On January 9, 2023, Psyence Group Inc. (“Psyence Group” or “PGI”) entered into a definitive business combination agreement (the “Business Combination Agreement”) with Newcourt Acquisition Corp. (NASDAQ: NCAC), a special purpose acquisition company (“SPAC”). The agreement aimed to create a public company leveraging natural psilocybin for palliative care treatment. PGI is a listed Canadian company that contributed its clinical trial activities to the Company as described below. After the Business Combination Agreement closed the Company became an associate of PGI.

The transaction concluded on January 25, 2024, with PBM’s listing on NASDAQ. This transaction involved PBM acquiring the SPAC through a merger, thereby making the SPAC a wholly-owned subsidiary of PBM.

Transaction Overview:

On January 25, 2024 (the “Closing Date”), the Company, a corporation organized under the laws of Ontario, Canada, completed the previously announced business combination (the “RTO Transaction”) as per the Amended and Restated Business Combination Agreement (the “BCA”), dated July 31, 2023. The parties involved in the BCA included:

-	Psyence Group Inc.
-	Newcourt Acquisition Corp., a Cayman Islands exempted company.
-	Newcourt SPAC Sponsor LLC, a Delaware limited liability company (“NCAC Sponsor”).
-	Psyence (Cayman) Merger Sub, a Cayman Islands exempted company and a wholly owned subsidiary of Psyence Group.
-	Psyence Biomed Corp., a corporation organized under the laws of British Columbia, Canada (“Original Target”).
-	Psyence Biomed II Corp., a corporation organized under the laws of Ontario, Canada (“Psyence Biomed II”).

Key Transactions (collectively, the “Business Combination”):

Formation of Subsidiaries: Prior to the execution of the BCA, Psyence Group formed two wholly owned subsidiaries: Psyence Biomed II and PBM.

Amalgamation: Prior to the Closing Date, Psyence Group amalgamated with the Original Target. Consequently, Psyence Group transferred shares of Psyence Australia Pty Ltd. and related business assets previously owned by the Original Target to Psyence Biomed II.

Share Exchange: Psyence Group contributed Psyence Biomed II to PBM in a share-for-share exchange (the “Company Exchange”).

Merger: Following the Company Exchange, Psyence (Cayman) Merger Sub merged with Newcourt Acquisition Corp., with Newcourt Acquisition Corp. being the surviving entity. Each outstanding ordinary share of Newcourt Acquisition Corp. was converted into the right to receive one common share of PBM.

Warrant Conversion: Each outstanding warrant to purchase Newcourt Acquisition Corp. Class A ordinary shares was converted into warrants to acquire one common share of PBM on substantially the same terms as the original warrants.

On January 15, 2024 and January 23, 2024, the parties to the Business Combination Agreement entered into letter agreements (the “Closing Letter Agreements”) pursuant to which, among other things, PBM, Psyence Group, Original Target and Merger Sub (collectively, the “Psyence Parties”) agreed, on a conditional basis, to waive the closing conditions contained in the BCA that, at or prior to the closing of the Business Combination (the “Closing”), (i) Newcourt SPAC shall have no less than $20,000,000, net of liabilities, as of the Closing (the “Minimum Cash Condition”) and (ii) the PIPE (Private Investment in Public Equity) Investment in the PIPE Investment Amount shall have occurred or shall be ready to occur substantially concurrently with the Closing (the “PIPE Investment Condition”) and (iii) to waive certain deliverables of the Business Combination Agreement (the “Closing Deliverables”). Upon the Closing, the Psyence Parties waived in full the Minimum Cash Condition, the PIPE Investment Condition and the Closing Deliverables.

Convertible Note Financing

On January 15, 2024, in connection with the Business Combination, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) by and among (i) the Company, (ii) Psyence Biomed II, (iii) Sponsor and (iv) certain investors (the “Investors”) relating to up to four senior secured convertible notes (collectively, the “Notes” and the transactions pursuant to the Securities Purchase Agreement, the “Financing”), obligations under which will be guaranteed by certain assets of the Company and Psyence Biomed II, issuable to the Investors at or after the Closing, as the case may be, for the aggregate principal amount of up to $12,500,000 in exchange for up to $10,000,000 in cash subscription amounts.

The Note for the first tranche of the Financing (the “First Tranche Note”), for a total of $3,125,000 of principal in exchange for a total of $2,500,000 in subscription amounts and was issued to the Investors substantially concurrently with, and contingent upon, the Closing. The Financing closed immediately prior to the Business Combination (Refer to Note 9).

Merger Consideration

As consideration for all the issued and outstanding Psyence Biomed II common shares that the Company received in the Company Exchange, the Company issued to Psyence Group, 5,000,000 Common Shares. As a result, Psyence Group is the largest shareholder of the Company as at March 31, 2024.

These Consolidated Financial Statements (the “Financial Statements”) provide historical financial information of PBM, reflecting PBM as if it had been historically operating the Clinical Trials conducted by Psyence Group prior to the listing of PBM. The Financial Statements are carve out statements up to the date of listing of PBM.

Going concern

These Financial Statements are prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. During the year ended March 31, 2024, the Company incurred a net loss and comprehensive loss of $50,963,351 (Year ended March 31, 2023: $3,296,231) and the Company has not yet generated any revenue. The Company’s ability to continue operations depends on its ability to secure additional financing. There is uncertainty regarding the availability of financing at acceptable terms, which could impact the Company’s ability to continue operating. These conditions indicate a material uncertainty that cast significant doubt on the Company’s ability to continue as a going concern.

These Financial Statements do not reflect the adjustments to the carrying values and classifications of assets and liabilities that would be necessary if the Company were unable to realize its assets and settle its liabilities as a in the normal course of operations. Such adjustments could be significant.